2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Other comprehensive income (loss), beginning	$ (886)	$ 1,142
Other comprehensive income (loss) before reclassification	(1,848)	(1,486)
Amounts reclassified from accumulated other comprehensive income	(106)	(542)
Net current-period other comprehensive income (loss)	(1,954)	(2,028)
Other comprehensive income (loss), ending	(2,840)	(886)
Unrealized Gains and Losses on Available-for-Sale Securities
Other comprehensive income (loss), beginning	848	1,645
Other comprehensive income (loss) before reclassification	(1,839)	(255)
Amounts reclassified from accumulated other comprehensive income	(106)	(542)
Net current-period other comprehensive income (loss)	(1,945)	(797)
Other comprehensive income (loss), ending	(1,097)	848
Unrealized Gains and Losses on Cash Flow Hedges
Other comprehensive income (loss), beginning	(1,734)	(503)
Other comprehensive income (loss) before reclassification	(9)	(1,231)
Amounts reclassified from accumulated other comprehensive income	0	0
Net current-period other comprehensive income (loss)	(9)	(1,231)
Other comprehensive income (loss), ending	$ (1,743)	$ (1,734)